Share-Based Compensation - Schedule of Movement of Liability Awards with Respect to Unsettled Restricted Shares Granted (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 43,168	¥ 116,611	¥ 5,821
Restricted Shares Owned By Founder On His Own Behalf
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Balance outstanding	¥ 0	4,738	4,550
Share-based compensation expenses		212	286
Foreign currency translation adjustment		408	(98)
Balance outstanding		0	¥ 4,738
Restricted Shares Owned By Founder On His Own Behalf | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of Restricted Shares to ordinary shares upon the completion of the IPO on September 25, 2018		¥ (5,358)